Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Basic and Diluted Earnings (Loss) per Share

Basic and diluted earnings/(loss) per share is analysed as follows:

	2022	2021	2020
Weighted average number of ordinary shares	54,899,456	54,853,045	54,853,045
Basic earnings/(losses) per share	(0.01)	0.07	(0.45)
Diluted earnings/(losses) per share	(0.01)	0.07	(0.45)